Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Summary of Assets and Liabilities Measured at Fair Value	In accordance with IFRS 13 classification hierarchy, the following table presents the Group’s financial assets and liabilities that are measured at fair value:

					2023				2022
	Notes	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets at fair value
Investment held at fair value	18	527	—	192	719	514	—	186	700
Derivatives relating to
– interest rate swaps	19	—	10	—	10	—	43	—	43
– cross-currency swaps	19	—	115	—	115	—	254	—	254
– forward foreign currency contracts	19	—	165	—	165	—	264	—	264
Assets at fair value		527	290	192	1,009	514	561	186	1,261
Liabilities at fair value
Derivatives relating to
– interest rate swaps	19	—	187	—	187	—	450	—	450
– cross-currency swaps	19	—	13	—	13	—	121	—	121
– forward foreign currency contracts	19	—	195	—	195	—	358	—	358
Liabilities at fair value		—	395	—	395	—	929	—	929

Summary of Derivative Financial Asset and Liabilities Offsetting Arrangements	The gross fair value of derivative financial instruments as presented in the Group balance sheet, together with the Group’s rights of offset associated with recognised financial assets and recognised financial liabilities subject to enforceable master netting arrangements and similar agreements, is summarised as follows:

			2023			2022
	Amount presented in the Group balance sheet* £m	Related amounts not offset in the Group balance sheet £m	Net amount £m	Amount presented in the Group balance sheet* £m	Related amounts not offset in the Group balance sheet £m	Net amount £m
Financial assets
– Derivative financial instruments (note 19)	290	(199)	91	561	(405)	156
Financial liabilities
– Derivative financial instruments (note 19)	(395)	199	(196)	(929)	405	(524)
	(105)	—	(105)	(368)	—	(368)
Note:
*No financial instruments have been offset in the Group balance sheet.

Schedule of Detailed Information About Hedged Items by Risk Category	The hedged items by risk category are presented below:

					2023
	Carrying amount of the hedged item £m	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item £m	Line item in the statement of financial position where the hedged item is included	Changes in fair value used for calculating hedge ineffectiveness £m	Cash flow hedge reserve (gross of tax) £m
Fair value hedges
Interest rate risk
– borrowings (liabilities)	5,935	110	Borrowings	(81)
Cash flow hedges
Interest rate risk
– borrowings (liabilities)	858		Borrowings	26	(362)

					2022
	Carrying amount of the hedged item £m	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item £m	Line item in the statement of financial position where the hedged item is included	Changes in fair value used for calculating hedge ineffectiveness £m	Cash flow hedge reserve (gross of tax) £m
Fair value hedges
Interest rate risk
– borrowings (liabilities)	9,223	(355)	Borrowings	399
Cash flow hedges
Interest rate risk
– borrowings (liabilities)	1,824		Borrowings	(55)	(464)